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                    BARR ROSENBERG VARIABLE INSURANCE TRUST

                 AXA Rosenberg VIT Value Long/Short Equity Fund

                          Supplement dated May 8, 2003
                                       to
                          Prospectus dated May 1, 2003

    This supplement is provided to update, and should be read in conjunction with, the information provided in the Prospectus dated May 1, 2003 (the "Prospectus").

    The Prospectus is hereby amended as follows:

                               FEES AND EXPENSES

    The table entitled "Annual Fund Operating Expenses (expenses that are deducted from Fund assets)" in the section entitled "Fees and Expenses" is replaced in its entirety by the following (although the footnotes thereto will remain unchanged):

CLASS OF SHARES                                              CLASS 1          CLASS 2
---------------                                           --------------   --------------
Management Fees.........................................           1.50%            1.50%
Distribution and Shareholder Service (12b-1) Fees.......            None            0.25%
Other Expenses(a).......................................           0.52%            0.52%
Total Annual Fund Operating Expenses....................           2.02%            2.27%
Fee Waiver and/or Expense Reimbursement(b)..............          -0.27%           -0.27%
                                                          --------------   --------------
Net Expenses............................................           1.75%            2.00%
                                                          ==============   ==============

    The table under the sub-section entitled "Example" in the section entitled "Fees and Expenses" is replaced in its entirety by the following:

CLASS                                           1 YEAR    3 YEARS
-----                                          --------   --------
1............................................    $178       $561
2............................................    $203       $637